Liabilities in Respect of IIA Grants (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of israeli innovation authority grants [Abstract]
Schedule of Israeli Innovation Authority Grants
	December 31
	2022	2021

Balance as of January 1,	8,105	7,528
Royalties	(407)	(342)
Amounts carried to Profit or Loss	(132)	919
Balance as of December 31,	7,566	8,105

Current maturities	(121)	(220)
Long term liabilities in respect of IIA grants	7,445	7,885